Interest-bearing loans and borrowings - long term - Summary of Interest - Bearing Loans And Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Apr. 01, 2022 INR (₨)
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Non convertible debentures (secured)	₨ 59,217	$ 711	₨ 70,888
Compulsorily convertible debentures (unsecured)	18,536	222	16,999
Optionally convertible debentures (unsecured)	2,358	28
Term loan from bank (secured)	145,470	1,745	102,703
Term loan from financial institutions (secured)	203,284	2,439	174,350
Senior secured notes	136,996	1,644	102,353
Interest-bearing loans and borrowings - total	565,861	6,790	467,293
Interest-bearing loans and borrowings - net	565,861	6,790	467,293
Current portion of Long term interest bearing loans and borrowings, Non convertible debentures (secured)	4,093	49	741
Current portion of Long term interest bearing loans and borrowings, Term loan from bank (secured)	10,946	131	9,650
Current portion of Long term interest bearing loans and borrowings, Term loan from financial institutions (secured)	14,764	177	10,200
Current portion of Long term interest bearing loans and borrowings, Interest-bearing loans and borrowings - total	29,803	358	20,591	₨ 56,046
Amount disclosed under the head 'Interest-bearing loans and borrowings - short term'	₨ (29,803)	$ (358)	₨ (20,591)
Bottom of range [member] | Non Convertible Debentures Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	6.03%	6.03%
Maturity	November 2024
Bottom of range [member] | Compulsorily Convertible Debentures
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	8.00%	8.00%
Maturity	March 2027
Bottom of range [member] | Optionally Convertible Debentures Unsecured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	8.00%	8.00%
Maturity	May 2053
Bottom of range [member] | Term Loan From Banks Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	7.96%	7.96%
Maturity	October 2024
Bottom of range [member] | Term Loan From Financial Institutions
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	7.50%	7.50%
Maturity	April 2024
Bottom of range [member] | Senior Secured Notes
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	4.50%	4.50%
Maturity	July 2026
Top of range [member] | Non Convertible Debentures Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	11.50%	11.50%
Maturity	January 2054
Top of range [member] | Compulsorily Convertible Debentures
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	13.00%	13.00%
Maturity	June 2061
Top of range [member] | Optionally Convertible Debentures Unsecured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Maturity	July 2053
Top of range [member] | Term Loan From Banks Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	9.80%	9.80%
Maturity	March 2051
Top of range [member] | Term Loan From Financial Institutions
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	11.25%	11.25%
Maturity	January 2044
Top of range [member] | Senior Secured Notes
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Interest rate %	7.95%	7.95%
Maturity	July 2028